Global Income Builder Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 58.0%

Security	Shares	Value
Aerospace & Defense — 0.5%
Safran S.A.(1)	11,010	$1,384,040

		$1,384,040

Banks — 3.6%
Bank of New York Mellon Corp. (The)	58,216	$2,318,743
Citigroup, Inc.	33,345	1,933,676
HDFC Bank, Ltd.(1)	57,776	1,102,970
ING Groep NV(1)	194,669	1,730,872
Japan Post Bank Co., Ltd.	23,903	206,689
Mitsubishi UFJ Financial Group, Inc.	281,322	1,270,388
Mizuho Financial Group, Inc.	15,697	206,923
Sumitomo Mitsui Financial Group, Inc.	9,888	307,204
Wells Fargo & Co.	39,840	1,190,419

		$10,267,884

Beverages — 0.6%
Diageo PLC(1)	43,702	$1,754,512

		$1,754,512

Biotechnology — 0.7%
CSL, Ltd.	9,240	$1,915,651

		$1,915,651

Building Products — 0.5%
Assa Abloy AB, Class B	58,604	$1,449,381

		$1,449,381

Chemicals — 0.4%
Sika AG	4,276	$1,163,550

		$1,163,550

Construction & Engineering — 0.0%
Abengoa S.A., Class A(1)(2)	36,194	$0
Abengoa S.A., Class B(1)(2)	374,261	0

		$0

Construction Materials — 0.6%
CRH PLC(1)	37,741	$1,548,694

		$1,548,694

Consumer Finance — 0.3%
Capital One Financial Corp.	8,949	$933,023

		$933,023

Security	Shares	Value
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	11,423	$2,602,959
ORIX Corp.	97,741	1,568,341

		$4,171,300

Electric Utilities — 1.3%
Enel SpA	84,729	$840,341
Iberdrola S.A.	104,391	1,413,369
NextEra Energy, Inc.	18,839	1,523,510

		$3,777,220

Electrical Equipment — 1.6%
AMETEK, Inc.	21,120	$2,392,051
Schneider Electric SE	14,344	2,099,397

		$4,491,448

Electronic Equipment, Instruments & Components — 2.7%
CDW Corp.	8,608	$1,133,329
Halma PLC	31,661	1,067,172
Keyence Corp.	2,788	1,496,825
Murata Manufacturing Co., Ltd.	12,790	1,228,454
TE Connectivity, Ltd.	13,498	1,625,159
Zebra Technologies Corp., Class A(1)	3,088	1,197,619

		$7,748,558

Entertainment — 1.3%
Nintendo Co., Ltd.	1,879	$1,081,619
Walt Disney Co. (The)(1)	14,950	2,514,141

		$3,595,760

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	4,875	$1,108,380
Equity Residential	20,005	1,233,108

		$2,341,488

Food & Staples Retailing — 0.4%
Tesco PLC(1)	333,084	$1,089,983

		$1,089,983

Food Products — 1.8%
Mondelez International, Inc., Class A	47,553	$2,636,338
Nestle S.A.	21,639	2,425,658

		$5,061,996

Gas Utilities — 0.3%
Snam SpA	151,071	$792,172

		$792,172

Security	Shares	Value
Health Care Equipment & Supplies — 2.7%
Alcon, Inc.(1)	24,944	$1,790,165
Boston Scientific Corp.(1)	68,567	2,430,014
Intuitive Surgical, Inc.(1)	2,390	1,786,860
Siemens Healthineers AG(3)	10,536	590,874
Straumann Holding AG	1,010	1,119,513

		$7,717,426

Health Care Providers & Services — 0.5%
Anthem, Inc.	4,396	$1,305,524

		$1,305,524

Hotels, Restaurants & Leisure — 0.4%
Compass Group PLC(1)	68,211	$1,218,437

		$1,218,437

Industrial Conglomerates — 1.3%
DCC PLC	22,125	$1,664,455
Siemens AG	12,396	1,920,638

		$3,585,093

Insurance — 2.4%
Allstate Corp. (The)	12,375	$1,326,353
Aviva PLC	289,802	1,325,578
AXA S.A.	54,206	1,200,899
Dai-ichi Life Holdings, Inc.	13,382	203,899
Japan Post Insurance Co., Ltd.	10,076	197,905
Old Republic International Corp.	57,703	1,044,424
Progressive Corp. (The)	18,623	1,623,739

		$6,922,797

Interactive Media & Services — 3.6%
Alphabet, Inc., Class C(1)	3,343	$6,136,879
Facebook, Inc., Class A(1)	10,961	2,831,555
Tencent Holdings, Ltd.	14,516	1,293,423

		$10,261,857

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.(1)(4)	1,894	$6,072,543

		$6,072,543

IT Services — 1.7%
Amadeus IT Group S.A.	28,452	$1,816,467
Global Payments, Inc.	5,052	891,779
Visa, Inc., Class A	11,011	2,127,876

		$4,836,122

Security	Shares	Value
Leisure Products — 0.7%
Yamaha Corp.	33,494	$1,887,600

		$1,887,600

Life Sciences Tools & Services — 0.3%
Lonza Group AG	1,508	$963,159

		$963,159

Machinery — 2.4%
Alstom S.A.(1)	23,678	$1,283,811
Ingersoll Rand, Inc.(1)	26,108	1,092,358
Sandvik AB(1)	61,975	1,543,494
SMC Corp.	2,349	1,421,527
Stanley Black & Decker, Inc.	8,610	1,493,749

		$6,834,939

Media — 0.0%(5)
Clear Channel Outdoor Holdings, Inc.(1)	3,408	$6,782
iHeartMedia, Inc., Class A(1)	715	10,396

		$17,178

Metals & Mining — 0.8%
Rio Tinto, Ltd.	27,162	$2,273,431

		$2,273,431

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	50,836	$793,042

		$793,042

Multi-Utilities — 0.3%
CMS Energy Corp.	12,892	$733,297

		$733,297

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	14,063	$1,198,168
EOG Resources, Inc.	33,144	1,689,018
EP Energy Corp.(1)	1,360	58,480
Extraction Oil & Gas, Inc.(1)(2)(6)	425	11,821
Extraction Oil & Gas, Inc.(1)	9,684	271,148
Phillips 66	15,997	1,084,597
TOTAL SE	27,023	1,138,975

		$5,452,207

Personal Products — 0.8%
Unilever PLC	40,512	$2,360,034

		$2,360,034

Security	Shares	Value
Pharmaceuticals — 3.9%
Eli Lilly & Co.	11,284	$2,346,734
Novo Nordisk A/S, Class B	25,178	1,754,106
Roche Holding AG PC	6,005	2,072,396
Sanofi	25,850	2,431,147
Takeda Pharmaceutical Co., Ltd.	8,602	302,529
Zoetis, Inc.	13,965	2,154,101

		$11,061,013

Professional Services — 1.7%
Recruit Holdings Co., Ltd.	38,665	$1,681,827
RELX PLC	94,497	2,339,602
Verisk Analytics, Inc.	5,111	937,868

		$4,959,297

Semiconductors & Semiconductor Equipment — 3.3%
ASML Holding NV	5,128	$2,737,602
Infineon Technologies AG	54,237	2,172,927
Micron Technology, Inc.(1)	26,684	2,088,557
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,453	2,485,449

		$9,484,535

Software — 3.0%
Dassault Systemes SE	6,673	$1,332,087
Intuit, Inc.	3,022	1,091,637
Microsoft Corp.	26,854	6,229,054

		$8,652,778

Specialty Retail — 1.4%
Lowe’s Cos., Inc.	10,777	$1,798,143
TJX Cos., Inc. (The)	32,835	2,102,753

		$3,900,896

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	30,170	$3,981,233
Konica Minolta, Inc.	49,092	212,966

		$4,194,199

Textiles, Apparel & Luxury Goods — 1.7%
adidas AG(1)	8,307	$2,633,973
LVMH Moet Hennessy Louis Vuitton SE	3,630	2,194,680

		$4,828,653

Tobacco — 0.3%
Imperial Brands PLC(1)	39,519	$793,209

		$793,209

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
SoftBank Corp.	23,754	$312,043

		$312,043

Total Common Stocks (identified cost $123,642,193)		$164,907,969

Preferred Stocks — 1.2%

Security	Shares	Value
Banks — 0.2%
Bank of America Corp., Series PP, 4.125%	3,642	$91,050
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(7)	1,115	121,814
Huntington Bancshares, Inc., Series D, 6.25%	3,450	87,595
Signature Bank, Series A, 5.00%	5,000	127,200
Wells Fargo & Co., Series AA, 4.70%	1,384	34,877
Wells Fargo & Co., Series Z, 4.75%	4,762	119,145

		$581,681

Capital Markets — 0.0%(5)
Affiliated Managers Group, Inc., 4.75%	2,250	$58,905

		$58,905

Electric Utilities — 0.1%
SCE Trust III, Series H, 5.75% to 3/15/24(7)	6,294	$153,070
SCE Trust IV, Series J, 5.375% to 9/15/25(7)	948	22,942
SCE Trust V, Series K, 5.45% to 3/15/26(7)	3,551	90,657

		$266,669

Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	10,450	$262,295
SITE Centers Corp., Series K, 6.25%	1,950	49,023

		$311,318

Food Products — 0.2%
Dairy Farmers of America, Inc., 7.875%(3)	4,700	$470,000
Ocean Spray Cranberries, Inc., Series A, 6.25%(3)	540	47,520

		$517,520

Independent Power and Renewable Electricity Producers — 0.0%(5)
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(7)	3,175	$88,495

		$88,495

Insurance — 0.2%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(7)	7,517	$201,080
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(7)	10,000	275,200

		$476,280

Security	Shares		Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(7)		17,350	$297,900

			$297,900

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(7)		3,000	$62,700
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(7)		2,970	65,399

			$128,099

Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P., Series A, 5.75%		6,545	$152,171
Brookfield Property Partners, L.P., Series A2, 6.375%		8,191	198,468

			$350,639

Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)		12,788	$397,451

			$397,451

Wireless Telecommunication Services — 0.0%(5)
United States Cellular Corp., 5.50%		3,760	$94,639

			$94,639

Total Preferred Stocks (identified cost $3,650,699)			$3,569,596

Corporate Bonds & Notes — 38.3%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.8%
BWX Technologies, Inc., 5.375%, 7/15/26(3)		215	$223,103
Moog, Inc., 4.25%, 12/15/27(3)		170	176,588
Rolls-Royce PLC, 5.75%, 10/15/27(3)		292	312,805
Rolls-Royce PLC, 5.75%, 10/15/27(8)	GBP	161	239,768
TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	211,319
TransDigm, Inc., 4.625%, 1/15/29(3)		185	183,960
TransDigm, Inc., 5.50%, 11/15/27		106	108,936
TransDigm, Inc., 6.25%, 3/15/26(3)		419	443,702
TransDigm, Inc., 6.50%, 5/15/25		30	30,806
TransDigm, Inc., 7.50%, 3/15/27		327	350,443

			$2,281,430

Airlines — 0.3%
Delta Air Lines, Inc., 7.375%, 1/15/26		115	$132,197
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(3)		110	117,587
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(3)		110	121,963
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(3)		401	439,095

			$810,842

Security	Principal Amount* (000’s omitted)		Value
Auto Components — 0.5%
Clarios Global, L.P., 6.75%, 5/15/25(3)		81	$86,417
Clarios Global, L.P./Clarios US Finance Co., 4.375%, 5/15/26(8)	EUR	181	227,221
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(3)		765	811,397
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)		234	240,500

			$1,365,535

Automobiles — 1.2%
Fiat Chrysler Automobiles N.V., 4.50%, 7/7/28(8)	EUR	420	$645,873
Ford Motor Co., 4.75%, 1/15/43		197	199,079
Ford Motor Co., 8.50%, 4/21/23		202	226,594
Ford Motor Co., 9.625%, 4/22/30		208	295,109
Ford Motor Credit Co., LLC, 3.087%, 1/9/23		231	233,986
Ford Motor Credit Co., LLC, 3.37%, 11/17/23		253	257,761
Ford Motor Credit Co., LLC, 3.815%, 11/2/27		327	336,908
Ford Motor Credit Co., LLC, 4.00%, 11/13/30		200	205,250
Ford Motor Credit Co., LLC, 4.125%, 8/17/27		555	584,831
Ford Motor Credit Co., LLC, 5.125%, 6/16/25		200	217,450
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(7)(9)		85	95,731
Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(8)	EUR	100	133,838
Navistar International Corp., 9.50%, 5/1/25(3)		99	110,388

			$3,542,798

Banks — 1.9%
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(3)(7)(9)		200	$220,300
Barclays PLC, 7.875% to 3/15/22(7)(8)(9)		242	254,601
CIT Group, Inc., 6.125%, 3/9/28		105	130,836
Citigroup, Inc., 5.95% to 1/30/23(7)(9)		125	131,673
Citigroup, Inc., Series M, 6.30% to 5/15/24(7)(9)		200	214,322
Comerica, Inc., 5.625% to 7/1/25(7)(9)		125	138,180
Credit Suisse Group AG, 7.50% to 7/17/23(3)(7)(9)		208	226,924
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(7)(9)		220	238,700
HSBC Holdings PLC, 4.60% to 12/17/30(7)(9)		200	203,250
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(7)(9)		125	147,408
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(9)		298	307,014
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(7)(9)		215	241,808
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(7)(9)		329	359,640
Lloyds Banking Group PLC, 7.50% to 9/27/25(7)(9)		200	228,590
Regions Financial Corp., Series D, 5.75% to 6/15/25(7)(9)		63	70,520
Societe Generale S.A., 5.375% to 11/18/30(3)(7)(9)		200	209,000
Standard Chartered PLC, 4.75% to 1/14/31(3)(7)(9)		229	231,908
SVB Financial Group, 4.10% to 2/15/31(7)(9)(10)		58	59,085
Truist Financial Corp., Series P, 4.95% to 9/1/25(7)(9)		62	67,890
Truist Financial Corp., Series Q, 5.10% to 3/1/30(7)(9)		77	87,033
Vivion Investments S.a.r.l., 3.00%, 8/8/24(8)	EUR	1,200	1,357,816
Zions Bancorp NA, 5.80% to 6/15/23(7)(9)		268	268,188

			$5,394,686

Security	Principal Amount* (000’s omitted)		Value
Biotechnology — 0.1%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(3)		185	$190,257

			$190,257

Building Products — 1.0%
Boise Cascade Co., 4.875%, 7/1/30(3)		116	$126,223
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.875%, 2/15/30(3)		121	124,214
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(3)		63	66,583
Builders FirstSource, Inc., 5.00%, 3/1/30(3)		90	96,300
Builders FirstSource, Inc., 6.75%, 6/1/27(3)		150	161,625
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)		71	73,884
Empire Communities Corp., 7.00%, 12/15/25(3)		162	171,428
HT Troplast GmbH, 9.25%, 7/15/25(8)	EUR	360	484,017
M/I Homes, Inc., 4.95%, 2/1/28		82	86,520
Masonite International Corp., 5.375%, 2/1/28(3)		105	112,592
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(3)		253	259,799
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 4/1/29(3)		72	74,340
Standard Industries, Inc., 4.375%, 7/15/30(3)		192	204,055
Standard Industries, Inc., 5.00%, 2/15/27(3)		78	81,364
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(3)		112	123,021
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(3)		196	221,602
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(3)		146	165,272
TRI Pointe Group, Inc., 5.70%, 6/15/28		261	293,625

			$2,926,464

Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(7)		150	$152,531
Charles Schwab Corp. (The), Series H, 4.00% to 12/1/30(7)(9)		149	154,215
Morgan Stanley, Series J, 4.051% to 4/15/21(7)(9)		250	250,138

			$556,884

Casino & Gaming — 0.3%
Cinemark USA, Inc., 4.875%, 6/1/23		270	$260,044
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(3)		128	137,556
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)		156	154,830
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(3)		287	301,529

			$853,959

Chemicals — 0.6%
INEOS Quattro Finance 1 PLC, 3.75%, 7/15/26(8)	EUR	202	$248,917
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(8)	EUR	232	282,015
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(3)		310	320,429
SPCM S.A., 4.875%, 9/15/25(3)		200	206,250
Valvoline, Inc., 3.625%, 6/15/31(3)		128	128,640
Valvoline, Inc., 4.25%, 2/15/30(3)		140	146,510
W.R. Grace & Co., 4.875%, 6/15/27(3)		245	257,236

			$1,589,997

Security	Principal Amount* (000’s omitted)		Value
Commercial Services & Supplies — 1.8%
AMN Healthcare, Inc., 4.00%, 4/15/29(3)		167	$170,966
AMN Healthcare, Inc., 4.625%, 10/1/27(3)		76	79,088
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(3)		105	105,197
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(3)		89	90,094
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(3)		110	112,063
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(3)		35	35,503
Clean Harbors, Inc., 4.875%, 7/15/27(3)		101	106,511
Clean Harbors, Inc., 5.125%, 7/15/29(3)		61	66,364
Covanta Holding Corp., 5.875%, 7/1/25		95	98,909
Gartner, Inc., 3.75%, 10/1/30(3)		107	110,142
Gartner, Inc., 4.50%, 7/1/28(3)		151	159,448
GFL Environmental, Inc., 3.50%, 9/1/28(3)		240	236,477
GFL Environmental, Inc., 3.75%, 8/1/25(3)		130	132,844
GFL Environmental, Inc., 8.50%, 5/1/27(3)		313	346,647
Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(3)		196	205,874
Korn Ferry, 4.625%, 12/15/27(3)		64	67,536
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(3)		671	665,967
Nielsen Finance, LLC/Nielsen Finance Co., 5.875%, 10/1/30(3)		73	81,234
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	646,833
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		266	240,730
Tervita Corp., 11.00%, 12/1/25(3)		171	186,390
TMS International Holding Corp., 7.25%, 8/15/25(3)		80	81,600
Verisure Midholding AB, 5.25%, 2/15/29(8)	EUR	775	963,961

			$4,990,378

Construction Materials — 0.1%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(3)		275	$289,486

			$289,486

Consumer Finance — 0.3%
CPUK Finance, Ltd., 4.875%, 2/28/47(8)	GBP	278	$378,433
PRA Group, Inc., 7.375%, 9/1/25(3)		226	242,809
William Carter Co. (The), 5.50%, 5/15/25(3)		56	59,605
William Carter Co. (The), 5.625%, 3/15/27(3)		144	152,370

			$833,217

Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.125%, 8/15/26(8)	EUR	410	$500,094
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(3)		253	261,222
Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	565	696,058
Trivium Packaging Finance B.V., 3.75%, 8/15/26(8)	EUR	230	285,918

			$1,743,292

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(3)		180	$192,801

			$192,801

Distributors — 0.5%
Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(8)(11)	EUR	455	$550,153
Parts Europe S.A., 6.50%, 7/16/25(8)	EUR	400	506,559
Performance Food Group, Inc., 5.50%, 10/15/27(3)		169	178,182
Travis Perkins PLC, 3.75%, 2/17/26(8)	GBP	159	229,796
Univar Solutions USA, Inc., 5.125%, 12/1/27(3)		65	68,360

			$1,533,050

Security	Principal Amount* (000’s omitted)		Value
Diversified Consumer Services — 0.3%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(8)		750	$787,301

			$787,301

Diversified Financial Services — 1.1%
Alliance Data Systems Corp., 4.75%, 12/15/24(3)		194	$197,274
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(3)		226	242,374
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(3)		149	162,410
Alpha Holding S.A. de CV, 9.00%, 2/10/25(3)		200	140,000
Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(8)	GBP	71	98,735
Discover Financial Services, Series D, 6.125% to 6/23/25(7)(9)		101	114,117
Encore Capital Group, Inc., 4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(8)(11)	EUR	479	588,091
Encore Capital Group, Inc., 5.375%, 2/15/26(8)	GBP	180	252,794
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		292	307,336
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		291	308,148
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	124,050
Louvre Bidco S.A.S., 6.50%, 9/30/24(8)	EUR	310	388,911
NFP Corp., 6.875%, 8/15/28(3)		313	329,401

			$3,253,641

Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., 5.25%, 3/15/26		90	$92,920
Lorca Telecom Bondco S.A.U., 4.00%, 9/18/27(8)	EUR	400	512,822

			$605,742

Electric Utilities — 1.0%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(3)		353	$372,565
FirstEnergy Corp., Series B, 4.40%, 7/15/27		147	160,772
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(7)		155	183,521
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(3)		9	9,623
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(3)		150	166,875
NRG Energy, Inc., 3.375%, 2/15/29(3)		106	108,626
NRG Energy, Inc., 3.625%, 2/15/31(3)		177	184,412
NRG Energy, Inc., 5.25%, 6/15/29(3)		122	134,483
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)		173	183,289
Pike Corp., 5.50%, 9/1/28(3)		145	150,075
Sempra Energy, 4.875% to 10/15/25(7)(9)		235	253,730
Southern California Edison Co., Series E, 6.25% to 2/1/22(7)(9)		101	103,287
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(7)		56	59,256
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(7)		192	198,658
TerraForm Power Operating, LLC, 4.25%, 1/31/23(3)		95	97,985
TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		237	263,514
Vistra Operations Co., LLC, 5.00%, 7/31/27(3)		232	244,458

			$2,875,129

Security	Principal Amount* (000’s omitted)		Value
Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc., 7.25%, 6/15/28(3)		153	$172,090

			$172,090

Entertainment — 1.4%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(3)		238	$243,950
Banijay Group S.A.S., 6.50%, 3/1/26(8)	EUR	449	536,710
Caesars Entertainment, Inc., 6.25%, 7/1/25(3)		417	440,006
Caesars Entertainment, Inc., 8.125%, 7/1/27(3)		343	376,890
CPUK Finance, Ltd., 4.25%, 2/28/47(8)	GBP	87	119,261
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(3)		226	238,523
Lions Gate Capital Holdings, LLC, 5.875%, 11/1/24(3)		171	175,151
Live Nation Entertainment, Inc., 3.75%, 1/15/28(3)		69	69,748
Netflix, Inc., 3.00%, 6/15/25(8)	EUR	370	491,829
Netflix, Inc., 4.875%, 6/15/30(3)		300	365,062
Netflix, Inc., 5.875%, 11/15/28		300	376,875
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(8)	GBP	300	420,725
Powdr Corp., 6.00%, 8/1/25(3)		170	178,713

			$4,033,443

Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	$106,461
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	214,932
SBA Communications Corp., 4.00%, 10/1/22		150	151,841

			$473,234

Food Products — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(3)		181	$195,518
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(3)		70	71,575
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(3)		191	217,232
Kraft Heinz Foods Co., 3.875%, 5/15/27		203	222,488
Kraft Heinz Foods Co., 4.25%, 3/1/31		203	228,822
Kraft Heinz Foods Co., 4.375%, 6/1/46		540	575,921
Kraft Heinz Foods Co., 4.625%, 10/1/39		68	74,161
Kraft Heinz Foods Co., 5.50%, 6/1/50		203	250,414
Land O’ Lakes, Inc., 8.00%(3)(9)		415	437,825
Post Holdings, Inc., 5.00%, 8/15/26(3)		85	87,827
United Natural Foods, Inc., 6.75%, 10/15/28(3)		59	62,466
US Foods, Inc., 4.75%, 2/15/29(3)(10)		228	228,855

			$2,653,104

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(7)(9)		280	$288,750

			$288,750

Health Care Equipment & Supplies — 1.1%
Centene Corp., 3.00%, 10/15/30		377	$394,794
Centene Corp., 3.375%, 2/15/30		422	442,705
Centene Corp., 4.625%, 12/15/29		319	354,090
Centene Corp., 4.75%, 1/15/25		150	154,080

Security	Principal Amount* (000’s omitted)		Value
Centene Corp., 5.375%, 8/15/26(3)		102	$107,228
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(3)(10)		134	134,168
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(3)		140	147,175
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(3)		126	134,033
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(3)(10)		156	158,047
CHS/Community Health Systems, Inc., 8.125%, 6/30/24(3)		57	59,993
Compass Minerals International, Inc., 6.75%, 12/1/27(3)		182	195,503
Lifepoint Health, Inc., 5.375%, 1/15/29(3)		400	403,500
Molina Healthcare, Inc., 3.875%, 11/15/30(3)		209	223,891
Varex Imaging Corp., 7.875%, 10/15/27(3)		271	290,647

			$3,199,854

Health Care Providers & Services — 1.1%
Encompass Health Corp., 4.50%, 2/1/28		81	$84,478
Encompass Health Corp., 4.625%, 4/1/31		127	135,096
Encompass Health Corp., 4.75%, 2/1/30		191	205,761
HCA, Inc., 5.375%, 9/1/26		270	308,081
HCA, Inc., 5.625%, 9/1/28		330	387,072
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(3)		248	253,270
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(3)		130	139,100
ModivCare, Inc., 5.875%, 11/15/25(3)		182	193,261
Molina Healthcare, Inc., 4.375%, 6/15/28(3)		139	144,973
Prime Healthcare Services, Inc., 7.25%, 11/1/25(3)		234	251,258
Synlab Bondco PLC, 4.75%, (3 mo. EURIBOR + 4.75%), 7/1/25(8)(11)	EUR	230	283,902
Tenet Healthcare Corp., 4.625%, 9/1/24(3)		49	50,332
Tenet Healthcare Corp., 4.875%, 1/1/26(3)		290	302,867
Tenet Healthcare Corp., 5.125%, 11/1/27(3)		290	306,344
Tenet Healthcare Corp., 6.125%, 10/1/28(3)		45	47,086
Tenet Healthcare Corp., 6.75%, 6/15/23		71	77,106

			$3,169,987

Healthcare-Products — 0.3%
Avantor Funding, Inc., 2.625%, 11/1/25(8)	EUR	647	$803,801

			$803,801

Hotels, Restaurants & Leisure — 0.9%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(3)		119	$120,940
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(3)		182	185,948
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(3)		66	70,434
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(3)		232	231,169
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)		536	498,424
Golden Nugget, Inc., 6.75%, 10/15/24(3)		266	266,944
Lithia Motors, Inc., 4.625%, 12/15/27(3)		91	96,176
MGM Resorts International, 4.75%, 10/15/28		264	275,537
Viking Cruises, Ltd., 5.875%, 9/15/27(3)		700	671,562
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)		86	87,417

			$2,504,551

Household Durables — 0.1%
MDC Holdings, Inc., 6.00%, 1/15/43		115	$156,041

			$156,041

Security	Principal Amount* (000’s omitted)		Value
Household Products — 0.0%(5)
Spectrum Brands, Inc., 5.00%, 10/1/29(3)		73	$77,439

			$77,439

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 5.125%, 3/15/28(3)		273	$282,942
Calpine Corp., 5.25%, 6/1/26(3)		101	104,341
NRG Energy, Inc., 5.75%, 1/15/28		210	228,711
NRG Energy, Inc., 7.25%, 5/15/26		271	284,547

			$900,541

Industrial Conglomerates — 0.4%
Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(7)(8)(9)	EUR	400	$498,573
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(3)		165	168,197
Ellaktor Value PLC, 6.375%, 12/15/24(8)		435	$491,005

			$1,157,775

Insurance — 1.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)		528	$559,252
AmWINS Group, Inc., 7.75%, 7/1/26(3)		272	292,520
AssuredPartners, Inc., 5.625%, 1/15/29(3)		74	75,202
Galaxy Finco, Ltd., 9.25%, 7/31/27(8)	GBP	825	1,189,719
GTCR AP Finance, Inc., 8.00%, 5/15/27(3)		195	210,600
Hub International, Ltd., 7.00%, 5/1/26(3)		440	456,942
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(7)(9)		222	241,958

			$3,026,193

Interactive Media & Services — 0.1%
Adevinta ASA, 2.625%, 11/15/25(8)	EUR	180	$223,026

			$223,026

Internet — 0.2%
Arches Buyer, Inc., 6.125%, 12/1/28(3)		144	$147,870
Endurance Acquisition Merger Sub, 6.00%, 2/15/29(3)(10)		208	204,880
United Group B.V., 4.00%, 11/15/27(8)	EUR	125	150,718

			$503,468

Internet & Direct Marketing Retail — 0.3%
Cars.com, Inc., 6.375%, 11/1/28(3)		185	$196,100
eDreams ODIGEO S.A., 5.50%, 9/1/23(8)	EUR	497	565,854
Expedia Group, Inc., 6.25%, 5/1/25(3)		84	97,172
Expedia Group, Inc., 7.00%, 5/1/25(3)		42	46,027

			$905,153

Leisure Products — 0.9%
Carnival Corp., 7.625%, 3/1/26(8)	EUR	390	$499,350
Carnival Corp., 7.625%, 3/1/26(3)		87	92,166
Carnival PLC, 1.00%, 10/28/29	EUR	350	306,037
Explorer II AS, 3.375%, 2/24/25	EUR	465	499,406
Life Time, Inc., 5.75%, 1/15/26(3)		165	166,980
Life Time, Inc., 8.00%, 4/15/26(3)(10)		115	115,431

Security	Principal Amount* (000’s omitted)		Value
NCL Corp, Ltd., 3.625%, 12/15/24(3)		189	$167,619
NCL Corp, Ltd., 5.875%, 3/15/26(3)		106	105,073
NCL Corp, Ltd., 10.25%, 2/1/26(3)		155	180,188
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		111	97,056
Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27		49	53,012
Sabre GLBL, Inc., 9.25%, 4/15/25(3)		86	102,142
Viking Cruises, Ltd., 7.00%, 2/15/29(3)(10)		104	103,870
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(3)(10)		66	65,835

			$2,554,165

Machinery — 0.2%
Colfax Corp., 6.00%, 2/15/24(3)		83	$85,905
Colfax Corp., 6.375%, 2/15/26(3)		136	145,931
Sofima Holding SpA, 3.75%, 1/15/28(8)	EUR	381	465,102

			$696,938

Media — 3.3%
Altice France S.A., 7.375%, 5/1/26(3)		455	$476,476
Altice France S.A., 8.125%, 2/1/27(3)		458	505,469
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(3)		286	293,422
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(3)		290	305,769
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(3)		136	141,640
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(3)		322	342,920
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(3)		110	119,455
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24		246	256,353
CSC Holdings, LLC, 3.375%, 2/15/31(3)		200	195,420
CSC Holdings, LLC, 4.625%, 12/1/30(3)		200	204,277
CSC Holdings, LLC, 5.75%, 1/15/30(3)		616	662,015
CSC Holdings, LLC, 7.50%, 4/1/28(3)		200	222,027
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(3)		369	298,429
iHeartCommunications, Inc., 8.375%, 5/1/27		140	149,050
National CineMedia, LLC, 5.875%, 4/15/28(3)		237	214,485
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(3)		20	19,975
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(3)		137	145,306
Scripps Escrow II, Inc., 5.375%, 1/15/31(3)		121	122,437
Sirius XM Radio, Inc., 4.625%, 7/15/24(3)		291	301,246
Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		218	229,445
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(8)	EUR	496	642,005
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(8)	EUR	400	507,919
TEGNA, Inc., 4.75%, 3/15/26(3)		72	76,410
TEGNA, Inc., 5.00%, 9/15/29		137	142,692
Tele Columbus AG, 3.875%, 5/2/25(8)	EUR	690	848,711
Terrier Media Buyer, Inc., 8.875%, 12/15/27(3)		473	512,318
Townsquare Media, Inc., 6.875%, 2/1/26(3)		181	187,222
UPCB Finance VII, Ltd., 3.625%, 6/15/29(8)	EUR	116	145,505
Urban One, Inc., 7.375%, 2/1/28(3)		306	309,553
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(3)		210	219,581
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	350	493,939

			$9,291,471

Metals & Mining — 1.7%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		559	$608,553
Arconic Corp., 6.125%, 2/15/28(3)		436	468,395
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(3)		233	250,675

Security	Principal Amount* (000’s omitted)	Value
Bombardier, Inc., 6.125%, 1/15/23(3)	270	$271,404
Bombardier, Inc., 7.875%, 4/15/27(3)	107	98,943
BWX Technologies, Inc., 4.125%, 6/30/28(3)	159	166,652
Centennial Resource Production, LLC, 5.375%, 1/15/26(3)	320	269,400
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(3)	360	387,824
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(3)	78	91,816
Eldorado Gold Corp., 9.50%, 6/1/24(3)	77	85,943
Freeport-McMoRan, Inc., 4.55%, 11/14/24	75	82,381
Freeport-McMoRan, Inc., 5.45%, 3/15/43	297	371,802
Hudbay Minerals, Inc., 6.125%, 4/1/29(3)	151	160,438
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(3)	709	755,525
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(3)	171	193,200
New Gold, Inc., 6.375%, 5/15/25(3)	38	39,401
New Gold, Inc., 7.50%, 7/15/27(3)	271	293,584
Novelis Corp., 5.875%, 9/30/26(3)	180	188,775

		$4,784,711

Multi-Utilities — 0.2%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(7)(9)	425	$446,777

		$446,777

Oil and Gas — 0.0%(5)
TechnipFMC PLC, 6.50%, 2/1/26(3)	134	$139,705

		$139,705

Oil, Gas & Consumable Fuels — 2.9%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(3)(10)	90	$92,250
Apache Corp., 4.25%, 1/15/30	265	262,184
Apache Corp., 4.375%, 10/15/28	132	131,622
Apache Corp., 4.625%, 11/15/25	100	102,625
Apache Corp., 4.875%, 11/15/27	125	128,625
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(3)	135	138,122
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(3)	209	199,987
Cenovus Energy, Inc., 6.75%, 11/15/39	17	22,046
CNX Resources Corp., 6.00%, 1/15/29(3)	152	157,369
Colgate Energy Partners III, LLC, 7.75%, 2/15/26(3)	215	205,863
Continental Resources, Inc., 4.375%, 1/15/28	206	210,334
Continental Resources, Inc., 4.90%, 6/1/44	8	7,745
Continental Resources, Inc., 5.75%, 1/15/31(3)	233	252,572
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(3)	370	368,897
CVR Energy, Inc., 5.75%, 2/15/28(3)	264	259,624
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(7)(9)	160	136,200
Double Eagle III Midco 1, LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(3)	177	183,527
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(3)	155	160,813
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(3)	40	42,460
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(7)(9)	432	238,680
EQT Corp., 5.00%, 1/15/29	53	57,770
EQT Corp., 7.875%, 2/1/25	69	81,409
EQT Corp., 8.75%, 2/1/30	102	130,200
Gran Tierra Energy, Inc., 7.75%, 5/23/27(3)	250	174,378
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	418	266,475
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 2/1/29(3)	109	111,038
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.00%, 2/1/31(3)	87	88,468
Laredo Petroleum, Inc., 9.50%, 1/15/25	74	63,570
Laredo Petroleum, Inc., 10.125%, 1/15/28	112	97,664

Security	Principal Amount* (000’s omitted)		Value
Matador Resources Co., 5.875%, 9/15/26		370	$353,812
MEG Energy Corp., 5.875%, 2/1/29(3)(10)		111	110,445
MEG Energy Corp., 7.125%, 2/1/27(3)		262	271,006
Murphy Oil USA, Inc., 4.75%, 9/15/29		131	140,506
Murphy Oil USA, Inc., 5.625%, 5/1/27		65	69,798
Nabors Industries, Ltd., 7.25%, 1/15/26(3)		110	89,367
Nabors Industries, Ltd., 7.50%, 1/15/28(3)		118	92,261
Nine Energy Service, Inc., 8.75%, 11/1/23(3)		92	38,353
Occidental Petroleum Corp., 2.90%, 8/15/24		16	15,500
Occidental Petroleum Corp., 3.40%, 4/15/26		76	73,506
Occidental Petroleum Corp., 3.45%, 7/15/24		42	40,425
Occidental Petroleum Corp., 3.50%, 8/15/29		101	93,841
Occidental Petroleum Corp., 4.20%, 3/15/48		156	131,235
Occidental Petroleum Corp., 4.40%, 8/15/49		125	106,484
Occidental Petroleum Corp., 4.625%, 6/15/45		84	73,449
Occidental Petroleum Corp., 6.125%, 1/1/31		193	210,312
Occidental Petroleum Corp., 6.20%, 3/15/40		81	84,443
Occidental Petroleum Corp., 6.375%, 9/1/28		93	101,544
Occidental Petroleum Corp., 6.625%, 9/1/30		254	286,131
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(9)		862	7,110
Ovintiv Exploration, Inc., 5.375%, 1/1/26		110	120,278
Ovintiv Exploration, Inc., 5.625%, 7/1/24		39	42,475
Ovintiv, Inc., 6.50%, 2/1/38		7	8,351
Ovintiv, Inc., 8.125%, 9/15/30		40	52,588
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(7)(9)		792	659,182
Precision Drilling Corp., 5.25%, 11/15/24		50	46,156
Precision Drilling Corp., 7.125%, 1/15/26(3)		75	72,938
Precision Drilling Corp., 7.75%, 12/15/23		33	32,938
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(3)		440	240,625
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26		155	162,655
Transocean Pontus, Ltd., 6.125%, 8/1/25(3)		94	86,756
Transocean Poseidon, Ltd., 6.875%, 2/1/27(3)		65	58,622

			$8,345,609

Pharmaceuticals — 1.2%
AdaptHealth, LLC, 4.625%, 8/1/29(3)		103	$105,332
AdaptHealth, LLC, 6.125%, 8/1/28(3)		110	118,525
Bausch Health Americas, Inc., 8.50%, 1/31/27(3)		448	496,794
Bausch Health Americas, Inc., 9.25%, 4/1/26(3)		105	116,676
Bausch Health Cos., Inc., 5.00%, 1/30/28(3)		190	195,994
Bausch Health Cos., Inc., 5.00%, 2/15/29(3)		60	61,532
Bausch Health Cos., Inc., 5.25%, 2/15/31(3)		71	73,155
Bausch Health Cos., Inc., 5.50%, 11/1/25(3)		129	132,960
Bausch Health Cos., Inc., 6.125%, 4/15/25(3)		60	61,534
Bausch Health Cos., Inc., 6.25%, 2/15/29(3)		255	273,875
Bausch Health Cos., Inc., 7.25%, 5/30/29(3)		98	109,313
Bausch Health Cos., Inc., 9.00%, 12/15/25(3)		245	269,396
Cheplapharm Arzneimittel GmbH, 4.375%, 1/15/28(8)	EUR	350	435,488
Grifols S.A., 2.25%, 11/15/27(8)	EUR	410	505,571
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(3)		198	216,067
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(8)	EUR	311	379,281

			$3,551,493

Security	Principal Amount* (000’s omitted)		Value
Pipelines — 0.9%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(3)		327	$326,734
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 7.875%, 5/15/26(3)		139	149,008
Cheniere Energy Partners, L.P., 4.50%, 10/1/29		199	214,222
Cheniere Energy, Inc., 4.625%, 10/15/28(3)		183	191,693
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(3)		190	183,278
Energy Transfer Operating, L.P., 5.875%, 1/15/24		15	16,831
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(7)(9)		110	89,375
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(7)(9)		188	161,445
EnLink Midstream, LLC, 5.375%, 6/1/29		117	111,954
EnLink Midstream, LLC, 5.625%, 1/15/28(3)		49	49,000
EQM Midstream Partners, L.P., 4.50%, 1/15/29(3)		137	132,492
EQM Midstream Partners, L.P., 4.75%, 1/15/31(3)		137	132,428
EQM Midstream Partners, L.P., 6.00%, 7/1/25(3)		116	121,489
EQM Midstream Partners, L.P., 6.50%, 7/1/27(3)		116	124,376
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(3)		123	130,059
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27		157	149,492
NGPL PipeCo, LLC, 4.375%, 8/15/22(3)		50	52,342
Western Midstream Operating, L.P., 4.50%, 3/1/28		27	28,080
Western Midstream Operating, L.P., 4.75%, 8/15/28		24	25,440
Western Midstream Operating, L.P., 5.05%, 2/1/30		207	227,976

			$2,617,714

Real Estate Investment Trusts (REITs) — 1.1%
ADLER Group S.A., 3.25%, 8/5/25(8)	EUR	500	$630,448
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(3)		287	298,410
Consus Real Estate AG, 9.625%, 5/15/24(8)	EUR	100	129,971
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)		333	344,655
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.75%, 9/15/30(3)		151	152,699
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(3)		127	135,096
IRB Holding Corp., 6.75%, 2/15/26(3)		70	72,220
Service Properties Trust, 3.95%, 1/15/28		253	230,704
Service Properties Trust, 4.95%, 10/1/29		23	21,798
Service Properties Trust, 5.50%, 12/15/27		49	52,389
Service Properties Trust, 7.50%, 9/15/25		167	188,106
Uniti Group, L.P./Uniti Group Finance, Inc./CSL Capital, LLC, 6.50%, 2/15/29(3)(10)		173	173,324
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(3)		93	94,671
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(3)		198	206,292
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(3)		300	310,778

			$3,041,561

Real Estate Management & Development — 0.1%
AT Securities B.V., 5.25% to 7/21/23(7)(8)(9)		250	$261,738

			$261,738

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(3)		258	$267,675

			$267,675

Security	Principal Amount* (000’s omitted)		Value
Software — 0.2%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(3)		126	$127,663
CDK Global, Inc., 5.25%, 5/15/29(3)		96	104,136
Rackspace Technology Global, Inc., 5.375%, 12/1/28(3)		239	249,606
SS&C Technologies, Inc., 5.50%, 9/30/27(3)		95	100,725

			$582,130

Specialty Retail — 1.1%
Academy, Ltd., 6.00%, 11/15/27(3)		154	$162,663
Asbury Automotive Group, Inc., 4.50%, 3/1/28		53	54,590
Asbury Automotive Group, Inc., 4.75%, 3/1/30		70	73,707
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(3)		177	189,611
Dave & Buster’s, Inc., 7.625%, 11/1/25(3)		371	391,405
eG Global Finance PLC, 6.25%, 10/30/25(8)	EUR	350	436,826
Entegris, Inc., 4.375%, 4/15/28(3)		125	132,188
Entegris, Inc., 4.625%, 2/10/26(3)		77	79,839
Group 1 Automotive, Inc., 4.00%, 8/15/28(3)		145	148,219
IRB Holding Corp., 7.00%, 6/15/25(3)		77	83,764
Ken Garff Automotive, LLC, 4.875%, 9/15/28(3)		155	159,561
L Brands, Inc., 6.625%, 10/1/30(3)		144	161,467
L Brands, Inc., 6.75%, 7/1/36		80	91,550
L Brands, Inc., 6.875%, 7/1/25(3)		76	82,875
L Brands, Inc., 6.875%, 11/1/35		289	335,468
L Brands, Inc., 7.60%, 7/15/37		45	49,950
L Brands, Inc., 9.375%, 7/1/25(3)		53	65,521
Murphy Oil USA, Inc., 3.75%, 2/15/31(3)		51	51,128
White Cap Buyer, LLC, 6.875%, 10/15/28(3)		174	181,184
White Cap Parent, LLC, 8.25%, 3/15/26(3)(10)(12)		108	109,485
Yum! Brands, Inc., 3.625%, 3/15/31		182	178,587
Yum! Brands, Inc., 7.75%, 4/1/25(3)		54	59,338

			$3,278,926

Technology Hardware, Storage & Peripherals — 0.4%
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(3)		223	$230,068
Crowdstrike Holdings, Inc., 3.00%, 2/15/29		66	66,908
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)		315	380,437
Presidio Holdings, Inc., 8.25%, 2/1/28(3)		321	357,714
Seagate HDD Cayman, 3.125%, 7/15/29(3)		139	134,924

			$1,170,051

Telecommunications — 1.7%
Altice France Holding S.A., 10.50%, 5/15/27(3)		200	$224,625
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(3)		281	300,628
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	161,229
Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	107,687
Level 3 Financing, Inc., 3.75%, 7/15/29(3)		67	67,494
LogMeIn, Inc., 5.50%, 9/1/27(3)		431	451,473
PLT VII Finance S.a.r.l., 4.625%, 1/5/26(8)	EUR	185	234,020
SoftBank Group Corp., 4.00%, 4/20/23(8)	EUR	100	127,089
Sprint Corp., 7.875%, 9/15/23		889	1,027,906
T-Mobile USA, Inc., 2.25%, 2/15/26		132	133,556
T-Mobile USA, Inc., 2.625%, 2/15/29		165	165,805
T-Mobile USA, Inc., 2.875%, 2/15/31		99	99,991

Security	Principal Amount* (000’s omitted)		Value
T-Mobile USA, Inc., 4.50%, 2/1/26		155	$158,856
T-Mobile USA, Inc., 4.75%, 2/1/28		170	181,790
Telecom Italia Capital S.A., 6.00%, 9/30/34		337	404,189
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	26	46,887
Telecom Italia SpA, 2.75%, 4/15/25(8)	EUR	140	179,215
ViaSat, Inc., 5.625%, 4/15/27(3)		143	150,597
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(8)	EUR	100	124,206
Vodafone Group PLC, 2.625% to 5/27/26, 8/27/80(7)(8)	EUR	220	274,850
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(7)(8)	GBP	215	322,361

			$4,944,454

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(8)	EUR	400	$512,706

			$512,706

Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)		127	$132,318
CMA CGM S.A., 5.25%, 1/15/25(8)	EUR	127	154,648
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(3)		358	384,626
XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	81,450

			$753,042

Water Utilities — 0.2%
Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(8)	GBP	475	$661,667

			$661,667

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		157	$193,740

			$193,740

Total Corporate Bonds & Notes (identified cost $104,351,080)			$108,961,612

Senior Floating-Rate Loans — 1.7%(13)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Air Transport — 0.0%(5)
Mileage Plus Holdings, LLC, Term Loan, Maturing 6/25/27(14)		$25	$26,908

			$26,908

Automotive — 0.1%
Truck Hero, Inc., Term Loan, Maturing 1/31/28(14)		$236	$236,737

			$236,737

Building and Development — 0.0%(5)
CP Atlas Buyer, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing 11/23/27		$31	$31,058
CP Atlas Buyer, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing 11/23/27		10	10,062

			$41,120

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.2%
AlixPartners, LLP, Term Loan, Maturing 2/4/28(14)	$211	$210,954
EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23	386	386,590
Hillman Group, Inc. (The), Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	114	114,257

		$711,801

Electronics/Electrical — 0.1%
Endure Digital, Inc., Term Loan, Maturing 1/27/28(14)	$38	$37,779
Endure Digital, Inc., Term Loan, Maturing 2/10/28(14)	158	158,000
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, Maturing 12/31/26	280	228,381

		$424,160

Financial Intermediaries — 0.1%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$91	$92,207
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	162	165,184
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	12	11,970

		$269,361

Food Products — 0.1%
HLF Financing S.a.r.l., Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	$288	$289,315

		$289,315

Food Service — 0.1%
IRB Holding Corp., Term Loan, Maturing 12/15/27(14)	$242	$243,613

		$243,613

Insurance — 0.4%
Asurion, LLC, Term Loan, Maturing 7/31/27(14)	$195	$193,050
Asurion, LLC, Term Loan - Second Lien, 6.62%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	640	642,628
Asurion, LLC, Term Loan - Second Lien, Maturing 1/29/28(14)	340	340,000

		$1,175,678

Leisure Goods/Activities/Movies — 0.2%
Playtika Holding Corp., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing 12/10/24	$551	$554,887

		$554,887

Lodging and Casinos — 0.1%
Playa Resorts Holding B.V., Term Loan, Maturing 4/29/24(14)	$79	$76,465
Stars Group Holdings B.V. (The), Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	86	86,883

		$163,348

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing — 0.0%(5)
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	$69	$70,148

		$70,148

Retailers (Except Food and Drug) — 0.3%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 3/11/22	$332	$332,096
PetSmart, Inc., Term Loan, Maturing 2/12/28(14)	387	383,130

		$715,226

Total Senior Floating-Rate Loans (identified cost $4,991,912)		$4,922,302

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.1%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$169	$178,863

		$178,863

Leisure — 0.0%(5)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(3)	$29	$35,369

		$35,369

Total Convertible Bonds (identified cost $183,528)		$214,232

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Equity Funds — 0.2%
iShares Preferred & Income Securities ETF	11,882	$449,734

Total Exchange-Traded Funds (identified cost $409,731)		$449,734

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.0%(5)
Wells Fargo & Co., Series L, 7.50%	77	$111,188

		$111,188

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Series B, 6.00%	3,268	$183,923

		$183,923

Total Convertible Preferred Stocks (identified cost $281,600)		$295,111

Warrants — 0.0%(5)
Media — 0.0%(5)
iHeartMedia, Inc., Exp. 5/1/39(1)	3,627	$52,737

		$52,737

Total Warrants (identified cost $60,109)		$52,737

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(15)	1,157,220	$1,157,220

Total Short-Term Investments (identified cost $1,157,220)		$1,157,220

Total Investments — 100.0% (identified cost $238,728,072)		$284,530,513

Other Assets, Less Liabilities — (0.0)%(5)		$(63,882)

Net Assets — 100.0%		$284,466,631

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $56,256,937 or 19.8% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(5)	Amount is less than 0.05%. or (0.05)%, as applicable.

(6)	Restricted security.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $24,665,373 or 8.7% of the Portfolio’s net assets.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)	This Senior Loan will settle after January 31, 2021, at which time the interest rate will be determined.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	59.1%	$168,074,849
United Kingdom	7.6	21,653,422
France	5.9	16,822,238
Japan	4.8	13,713,828
Switzerland	4.0	11,386,524
Germany	3.7	10,488,066
Australia	1.9	5,506,994
Netherlands	1.8	5,127,080
Spain	1.7	4,746,802
Canada	1.6	4,467,348
Sweden	1.4	3,956,836
Luxembourg	1.2	3,532,239
Italy	0.9	2,727,906
Taiwan	0.9	2,485,449
Ireland	0.8	2,195,164
Denmark	0.6	1,754,106
China	0.4	1,293,423
India	0.4	1,102,970
United Arab Emirates	0.4	1,027,926
Norway	0.2	499,406
Panama	0.2	499,350
Greece	0.2	491,005
Mexico	0.1	360,300
Peru	0.1	160,438
Brazil	0.0 (1)	7,110
Exchange-Traded Funds	0.1	449,734

Total Investments	100.0%	$284,530,513

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	232,385	EUR	195,170	State Street Bank and Trust Company	2/26/21	$—	$(4,587)

						$—	$(4,587)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	20	Long	3/19/21	$3,705,200	$38,442
STOXX Europe 600 Banks Index	154	Short	3/19/21	(3,682,601)	(23,650)

					$14,792

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Restricted Securities

At January 31, 2021, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Extraction Oil & Gas, Inc.	1/28/21	425	$6,287	$11,821

Total Restricted Securities			$6,287	$11,821

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $1,157,220, which represents 0.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,027,196	$13,700,217	$(13,570,193)	$—	$—	$1,157,220	$162	1,157,220

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Communication Services	$11,499,753	$2,687,085	$—	$14,186,838
Consumer Discretionary	9,973,439	7,934,690	—	17,908,129
Consumer Staples	2,636,338	8,423,396	—	11,059,734
Energy	4,242,931	1,197,455	11,821	5,452,207
Financials	13,766,378	9,321,668	—	23,088,046
Health Care	10,023,233	12,939,540	—	22,962,773
Industrials	5,916,026	16,788,172	0	22,704,198
Information Technology	22,851,692	12,064,500	—	34,916,192
Materials	—	4,985,675	—	4,985,675
Real Estate	2,341,488	—	—	2,341,488
Utilities	2,256,807	3,045,882	—	5,302,689
Total Common Stocks	$85,508,085	$79,388,063 **	$11,821	$164,907,969
Preferred Stocks
Communication Services	$94,639	$—	$—	$94,639
Consumer Staples	—	517,520	—	517,520
Energy	425,999	—	—	425,999
Financials	995,052	121,814	—	1,116,866
Industrials	397,451	—	—	397,451
Real Estate	661,957	—	—	661,957
Utilities	266,669	88,495	—	355,164
Total Preferred Stocks	$2,841,767	$727,829	$—	$3,569,596
Corporate Bonds & Notes	$—	$108,961,612	$—	$108,961,612
Senior Floating-Rate Loans	—	4,922,302	—	4,922,302
Convertible Bonds	—	214,232	—	214,232
Exchange-Traded Funds	449,734	—	—	449,734
Convertible Preferred Stocks	295,111	—	—	295,111
Warrants	52,737	—	—	52,737
Short-Term Investments	—	1,157,220	—	1,157,220
Total Investments	$89,147,434	$195,371,258	$11,821	$284,530,513
Futures Contracts	$38,442	$—	$—	$38,442
Total	$89,185,876	$195,371,258	$11,821	$284,568,955

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,587)	$—	$(4,587)
Futures Contracts	(23,650)	—	—	(23,650)
Total	$(23,650)	$(4,587)	$—	$(28,237)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.